Debt (Tables)	12 Months Ended
Jun. 30, 2013
Components of Indebtedness

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2013		June 30, 2012
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement Revolving credit facility	$—	$78,541	$—	$49,995
Convertible Debentures	—	106,703	—	130,422
Senior Secured Notes	—	35,000	—	35,000
Promissory notes due to former owners	—	—	575	—

	$—	$220,244	$575	$215,417

Maturities of long-term Debt

Maturities of long-term debt are as follows:

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Total
Year ending June 30,
2014	$—	$—	$—	$—
2015	—	47,538	—	47,538
2016	—	—	—	—
2017	—	—	35,000	35,000
2018	78,541	59,165	—	137,706
thereafter	—	—	—	—

	$78,541	$106,703	$35,000	$220,244